FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
NOTE 24 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

The Company is exposed to a variety of financial risks, which result from its financing, operating and investing activities. The objective of financial risk management is to minimize exposures in these financial risks and to mitigate a negative impact on the Company’s financial performance and position. The Company’s financial instruments are its cash and cash equivalents, deposits, trade and other receivables, loans, client liabilities, lease liabilities, trade and other payables and employee benefit liabilities. The Company actively measures, monitors and manages its financial risk exposures by various functions pursuant to the segregation of duties and principals. The risks arising from the Company’s financial instruments are mainly credit risks and currency risk. The risk management policies employed by the Company to manage these risks are discussed below.

A.	Credit risk

Credit risk arises when a failure by counterparties to discharge their obligations could reduce the amount of future cash inflows from financial assets on hand at the end of the reporting year.

The Group closely monitors the activities of its counterparties enabling it to ensure the prompt collection of customer balances. Furthermore, the Company engages only with reputable processors and customers (partners, operators and lotteries). The Group maintains its cash and cash equivalents at reputable well-known international banks.

Following Aspire Business Combination, as of December 31, 2023 and 2022, the Group had one processor 11% balance and one processor 11% balance exceeding 10% of total consolidated trade receivables, respectively. Further revenues from Michigan Joint Operations (see Note 10B) in 2023 and 2022 reflects 14% and 13% of the consolidated revenues (exceeded 10% of consolidated revenues in 2021 as well).

B.	Market risk

Currency risk

Currency risk is the risk that the value of financial instruments will fluctuate due to changes in foreign exchange rates.

The Company has discretion to hedge some or all of its forecast operational costs in Israel up to 12 months. Currency exposures are monitored by the Company monthly.

Sensitivity analysis to the currency risk

Any change in the currency exchange rates will cause a corresponding change in the related asset or liability and accordingly will affect the statement of comprehensive income (loss).

The table below summarizes the balances of the Group's financial instruments, by currency, as of December 31, 2023, in U.S. dollars (in thousands):

	USD	EUR	NIS	CZK	GBP	Other	Total

Financial assets
Cash and cash equivalents	6,479	11,967	1,660	3,077	3,146	2,690	29,019
Restricted Cash	340	83	11	-	11	31	476
Other Receivables	13	2,210	145	-	-	-	2,368
Restricted deposits - Joint Venture	2,075	5,991	-	-	-	1,888	9,954
Trade receivables	3,291	21,416	-	2,407	10,184	6,116	43,414
Due from the Michigan Joint Operation and NPI	5,894	-	-	-	-	-	5,894
Income tax receivable	-	-	113	-	-	170	283

Total financial assets	18,092	41,667	1,929	5,484	13,341	10,895	91,408
Financial liabilities
Trade and other payables	(7,498)	(8,305)	(628)	(2,659)	(1,036)	(317)	(20,443)
Lease liabilities	-	(493)	(8,023)	-	(28)	(290)	(8,834)
Employees' related payables and accruals	(53)	(3,547)	(4,925)	-	(67)	(1,274)	(9,866)
Liability with respect to Caesars' IP option	(3,450)	-	-	-	-	-	(3,450)
Loans from a financial institution, net	-	(217,969)	-	-	-	-	(217,969)
Accrued severance pay, net	-	(563)	(439)	-	-	-	(1,002)
Deferred taxes	-	(17,979)	-	-	-	-	(17,979)
Royalty payable	-	(12,054)	-	-	(1,274)	-	(13,328)
Income tax payable	(2,006)	(705)	(3,548)	(329)	-	(113)	(6,701)
Gaming tax payables	-	(7,520)	-	-	-	-	(7,520)
Client liabilities	(37)	(2,664)	-	-	(2,295)	(787)	(5,783)
Total financial liabilities	(13,044)	(271,799)	(17,563)	(2,988)	(4,700)	(2,781)	(312,875)
Net	5,048	(230,132)	(15,634)	2,496	8,641	8,114	(221,467)

The table below summarizes the balances of the Group's financial instruments, by currency, as of December 31, 2022, in U.S. dollars (in thousands):

	USD	EUR	NIS	CZK	GBP	Other	Total

Financial assets
Cash and cash equivalents	4,420	13,321	1,979	919	15,292	5,248	41,179
Restricted Cash	330	107	14	-	11	27	489
Other Receivables	32	1,934	436	-	124	407	2,933
Restricted deposits - Joint Venture	2,075	327	-	-	-	1,845	4,247
Trade receivables	3,482	20,731	-	4,636	5,029	4,369	38,247
Due from the Michigan Joint Operation and NPI	3,768	-	-	-	-	-	3,768
Income tax receivable	-	393	143	-	-	-	536

Total financial assets	14,107	36,813	2,572	5,555	20,456	11,896	91,399
Financial liabilities
Trade and other payables	(3,312)	(5,306)	(1,077)	(2,552)	(2,722)	(1,073)	(16,042)
Lease liabilities	-	(54)	(7,739)	-	(97)	(83)	(7,973)
Employees' related payables and accruals	-	(2,871)	(3,749)	-	-	(642)	(7,262)
Liability with respect to Caesars' IP option	(3,450)	-	-	-	-	-	(3,450)
Loans from a financial institution, net	-	(209,287)	-	-	-	-	(209,287)
Accrued severance pay, net	-	(518)	(515)	-	-	-	(1,033)
Deferred taxes	-	(19,714)	-	-	-	-	(19,714)
Royalty payable	-	(10,838)	-	-	-	-	(10,838)
Income tax payable	(1,321)	(1,978)	(1,471)	(365)	-	(16)	(5,151)
Gaming tax payables	-	(1,439)	-	-	(8,694)	-	(10,133)
Client liabilities	(20)	(1,190)	-	-	(3,172)	(2,545)	(6,927)
Total financial liabilities	(8,103)	(253,195)	(14,551)	(2,917)	(14,685)	(4,359)	(297,810)
Net	6,004	(216,382)	(11,979)	2,638	5,771	7,537	(206,411)

Interest risk

Interest rate risk is the risk that the value of financial instruments will fluctuate due to changes in interest rates. The Company’s interest on loans from the financial institutions is linked to the EURIBOR.

The Company has not presented a sensitivity analysis of the impact on its statement of comprehensive income of potential movements in interest rates, as in the opinion of the directors, the change in the fair value of its financial assets or liabilities would be negligible.

C.	Liquidity risk

The Company monitors its liquidity in order to ensure that sufficient liquid resources are available to allow it to meet its obligations.

The following table details the contractual maturity analysis of the Company’s financial liabilities and interest to be incurred (representing undiscounted contractual cash-flows):

	As of December 31, 2023
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Loans and interest	3,103	9,413	224,881	237,397
Lease liabilities	-	1,864	6,970	8,834
Trade and other payables	20,443	-	-	20,443
Royalty payables	13,328	-	-	13,328
Client liabilities	5,783	-	-	5,783
Total	42,657	11,277	231,851	285,785